As filed with the Securities and Exchange Commission on November 24, 1999

                                                             File No: __________

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                             THE MONTGOMERY FUNDS II
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 572-3863
              (Registrant's Telephone Number, Including Area Code)


                             101 California Street
                        San Francisco, California 94111
                    (Address of Principal Executive Offices)


                                 Dulce Daclison
                              Assistant Secretary
                             The Montgomery Funds II
                             101 California Street
                            San Francisco, CA 94111
                    (Name and Address of Agent for Service)


                                    Copy to:
                              Julie Allecta, Esq.
                               David Hearth, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                             345 California Street
                        San Francisco, California 94104

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest, with par value $0.01 per share, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

CROSS REFERENCE SHEET
Form N-14 Part A, Item    Location in Prospectus/Proxy Statement
----------------------    --------------------------------------
         1                   Front Cover; Cross Reference

         2                   Table of Contents

         3                   Introduction; Description of the Proposed Reorganization; Comparison of the Funds;
                             Risk Factors

         4                   Introduction, The Transaction, The Proposal, Description of the Proposed
                             Reorganization

         5, 6                The Transaction, Comparison of the Funds; Risk Factors; Further Information About
                             the Equity Income Fund and the Asset Allocation Fund

         7                   Shares and Voting; Vote Required

         8                   Not Applicable

         9                   Not Applicable

Form N-14 Part B, Item    Location in Statement of Additional Information

         10                  Cover Page

         11                  Table of Contents

         12                  Incorporation of Documents by Reference in Statement of Additional Information

         13                  Not Applicable

         14                  Incorporation of Documents by Reference in Statement of Additional Information

Form N-14 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

THE FOLLOWING ITEMS ARE HEREBY INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 69 of The Montgomery Funds, filed October 29, 1999 (SEC File No. 811-6011):

         Combined Prospectus for Montgomery Equity Income Fund (with other funds of The Montgomery Funds and certain funds of The Montgomery Funds II), dated October 31, 1999.

         Combined Statement of Additional Information for Montgomery Equity Income Fund (with other funds of The Montgomery Funds and certain funds The Montgomery Funds II), dated October 31, 1999.

From Post-Effective Amendment No. 49 of The Montgomery Funds II, filed October 29, 1999 (SEC File No. 811-8064):

         Combined Prospectus for Montgomery U.S. Asset Allocation Fund (with other funds of The Montgomery Funds and another fund of The Montgomery Funds II), dated October 31, 1999.

         Combined Statement of Additional Information for Montgomery U.S. Asset Allocation Fund (with other funds of The Montgomery Funds and another fund of The Montgomery Funds II), dated October 31, 1999.

As previously sent to shareholders of the Montgomery Equity Income Fund and the Montgomery U.S. Asset Allocation Fund for the fiscal year ended June 30, 1999, as contained in the Annual Report for The Montgomery Funds dated as of and for the periods ended June 30, 1999.

                    -----------------------------------------

                                     PART A

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                            FOR THE REORGANIZATION OF

                          MONTGOMERY EQUITY INCOME FUND

                                      INTO

                      MONTGOMERY U.S. ASSET ALLOCATION FUND

                    -----------------------------------------

                [Letterhead of Montgomery Asset Management, LLC]

                                January __, 2000

Dear Equity Income Fund Shareholder:

                  We are seeking your approval to reorganize the Equity Income Fund, a series of The Montgomery Funds, into the U.S. Asset Allocation Fund, a series of The Montgomery Funds II. As the manager of both Funds, we recommend that you approve the reorganization because we believe that by consolidating these Funds, you will enjoy greater diversification through an allocation of assets among stocks, bonds and money market securities, while at the same time maintaining an investment objective of current income and long-term capital appreciation. Additionally, there could be more efficiencies if the Funds' assets were combined.

                  The reorganization would not cause you to recognize and gains or losses on your shares of the Equity Income Fund. We have agreed to pay all expenses of the reorganization so that shareholders will not bear those costs.

                  The Board of Trustees of each of The Montgomery Funds and The Montgomery Funds II has approved the transaction and urges your approval.

                  Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly.

                                                Sincerely,

                                                MONTGOMERY ASSET MANAGEMENT, LLC

                                                Mark B. Geist, President

                              THE MONTGOMERY FUNDS
                            The Montgomery Funds II
                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                       OF
                          MONTGOMERY EQUITY INCOME FUND

                          TO BE HELD FEBRUARY __, 2000

To the Shareholders of the Montgomery Equity Income Fund:

                  Your Fund will host a special meeting of shareholders at the offices of The Montgomery Funds, 101 California Street, 35th Floor, San Francisco, California 94111 on February __, 2000, at 10:00 a.m., local time. At the meeting, we will ask you to vote on:

         1. A proposal to reorganize the Equity Income Fund into the U.S. Asset Allocation Fund, a series of The Montgomery Funds II; and

         2.       Any other business that properly comes before the meeting.

                  Only shareholders of record at the close of business on December __, 1999 (the Record Date), will be entitled to receive this notice and to vote at the meeting.

                                               By Order of the Board of Trustees

                                               Johanne Castro
                                               Assistant Secretary

                  Your vote is important regardless of how many
                      shares you owned on the record date.

                               -------------------

Please vote on the enclosed proxy form, date and sign it, and return it in the pre-addressed envelope provided. No postage is necessary if mailed in the United States. You also may vote by Internet (www.proxyvote.com) and by telephone (800.690.6903). In order to avoid the additional expense and disruption of further solicitation, we request your cooperation in voting promptly.

                              THE MONTGOMERY FUNDS
                             THE MONTOMGERY FUNDS II
                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]


                          Montgomery Equity Income Fund

                                       and

                      Montgomery U.S. Asset Allocation Fund


                     COMBINED PROXY STATEMENT AND PROSPECTUS

                             Dated: January __, 2000

What is this document and why did we send it to you?

         The Boards of Trustees of The Montgomery Funds ("TMF") and The Montgomery Fund II ("TMF II") (collectively, the "Trusts") approved a plan to reorganize the Montgomery Equity Income Fund (the "Equity Income Fund"), a series of TMF, into the Montgomery U.S. Asset Allocation Fund (the "Asset Allocation Fund"), a series of TMF II and a "fund-of-funds" that currently invests in the following three series of TMF: Montgomery Growth Fund (the "Growth Fund"), Montgomery Total Return Bond Fund (the "Total Return Bond Fund") and Montgomery Government Money Market Fund (the "Money Market Fund") (that transaction is referred to as the "Reorganization"). Shareholder approval is needed to proceed with the Reorganization. The shareholder meeting will be held on February __, 2000 (the "Shareholder Meeting"). We are sending this document to you for your use in deciding whether to approve the Reorganization at the Shareholder Meeting.

         This document includes a Notice of Special Meeting of Shareholders, a Combined Proxy Statement and Prospectus and a form of Proxy.

         As a technical matter, the Reorganization will have four steps:

         o the transfer of the assets and liabilities of the Equity Income Fund to the Growth Fund,

         o the Growth Fund will issue shares of equivalent value to the net assets transferred from the Equity Income Fund and issue these Growth Fund shares to the Asset Allocation Fund,

         o the pro rata distribution of shares of the Asset Allocation Fund to shareholders of record of the Equity Income Fund as of the effective date of the Reorganization (the "Effective Date") in full redemption of those shareholders' shares in the Equity Income Fund, and

         o  the immediate liquidation and termination of the Equity Income Fund.

         As a result of the Reorganization, each shareholder of the Equity Income Fund would instead hold Asset Allocation Fund shares having the same total value as the shares of the Equity Income Fund held immediately before the Reorganization. Lawyers for the Equity Income Fund and the Asset Allocation Fund will issue an opinion to the effect that, for federal income tax purposes, the Reorganization will be treated as a tax-free reorganization that will not cause the Equity Income Fund's shareholders to recognize a gain or loss for federal income tax purposes. See Section II.A.3 below.

         The investment objective of the Equity Income Fund is to seek current income with a yield that is greater than the average yield of Standard and
Poor's 500 Composite Price Index stocks and to seek long-term capital appreciation while striving to minimize portfolio volatility by investing in large, dividend-paying U.S. companies. The Asset Allocation Fund is a fund-of-funds whose investment objective is to seek to provide shareholders with high total return (consisting of both capital appreciation and income) while also seeking to reduce risk by actively allocating its assets among stocks, bonds and money market securities. The Asset Allocation Fund currently invests in three underlying Montgomery Funds: the Growth Fund, the Total Return Bond Fund and the Government Money Market Fund.

         This Combined Proxy Statement and Prospectus sets forth the basic information that you should know before voting on the proposal. You should read it and keep it for future reference.

What other important documents should I know about?

         The Equity Income Fund is a series of TMF and the Asset Allocation Fund is a series of TMF II (together, the "Funds"). TMF and TMF II are open-end management investment companies. The following documents are on file with the Securities and Exchange Commission (the "SEC") and are deemed to be legally part of this document:

         o Combined Prospectus for the Equity Income Fund and the Asset Allocation Fund (as well as other series of TMF and TMF II) dated October 31, 1999

         o Combined Statement of Additional Information relating to the Equity Income Fund and the Asset Allocation Fund (as well as other series of TMF and TMF II ) also dated October 31, 1999

         o Statement of Additional Information relating to this Combined Proxy Statement and Prospectus

         Those documents are available without charge by writing to The Montgomery Funds at 101 California Street, 35th Floor, San Francisco, California 94111, or by calling (800) 572-FUND [3863].

         The Annual Report to Shareholders of the Equity Income Fund and the Asset Allocation Fund for the fiscal year ended June 30, 1999, containing audited financial statements of the Equity Income Fund and the Asset Allocation Fund has been previously mailed to shareholders. If you do not have a copy, additional copies of that Annual Report are available without charge by writing or calling The Montgomery Funds at its address and telephone number listed above. It is expected that this Combined Proxy Statement and Prospectus will be mailed to shareholders on or about January __, 2000.

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

I.    INTRODUCTION.............................................................6
   A.    GENERAL...............................................................6
   B.    THE PROPOSAL..........................................................6
   C.    COMPARISON OF EXPENSES................................................8
   D.    SHARES AND VOTING.....................................................9

II.   THE PROPOSAL............................................................12
   A.    DESCRIPTION OF THE PROPOSED REORGANIZATION...........................12
      1.    The Reorganization................................................12
      2.    Effect of the Reorganization......................................13
      3.    Federal Income Tax Consequences...................................13
      4.    Description of the Asset Allocation Fund Shares...................14
      5.    Capitalization....................................................14
   B.    COMPARISON OF THE FUNDS..............................................16
      1.    Investment Objectives and Policies................................16
      2.    Investment Restrictions...........................................17
      3.    Comparative Performance Information...............................19
      4.    Advisory Fees and Other Expenses..................................21
      5.    Portfolio Managers................................................22
      6.    Distribution and Shareholder Services.............................23
      7.    Redemption and Exchange Procedures................................23
      8.    Income Dividends, Capital Gains Distributions and Taxes...........24
      9.    Portfolio Transactions and Brokerage Commissions..................25
      10.   Shareholders' Rights..............................................25
   C.    RISK FACTORS.........................................................25
   D.    RECOMMENDATION OF THE BOARD OF TRUSTEES..............................26
   E.    DISSENTERS' RIGHTS OF APPRAISAL......................................26
   F.    FURTHER INFORMATION ABOUT THE FUND AND THE
         ACQUIRING FUND.......................................................27
   G.    VOTE REQUIRED........................................................27
   H.    FINANCIAL HIGHLIGHTS.................................................27

III.     MISCELLANEOUS ISSUES.................................................33
   A.    OTHER BUSINESS.......................................................33
   B.    NEXT MEETING OF SHAREHOLDERS.........................................33
   C.    LEGAL MATTERS........................................................33
   D.    EXPERTS..............................................................33

                                 I. INTRODUCTION

A.       GENERAL

         The Board of Trustees of The Montgomery Funds called this shareholder meeting to allow shareholders to consider and vote on the proposed Reorganization of the Equity Income Fund. The Board of Trustees (including a majority of the independent trustees, meaning those trustees who are not "interested" persons under the Investment Company Act) voted on November 16, 1999, to approve the Reorganization subject to the approval of the Equity Income Fund's shareholders.

         Montgomery Asset Management, LLC, serves as the manager of each Fund (the "Manager"). The Manager recommends that you approve the reorganization because it believes that by consolidating these Funds, shareholders of the Equity Income Fund will enjoy greater diversification through an allocation of assets among stocks, bonds and money market securities, while at the same time maintaining an investment objective of current income and long-term capital appreciation. Additionally, there could be more efficiencies if the Funds' assets were combined.

         If the proposed Reorganization of the Equity Income Fund into the Asset Allocation Fund is approved and completed, the Asset Allocation Fund's assets will increase, which may create certain economies of scale; and the Equity Income Fund will become part of a fund with similar investment objectives and policies as well as larger assets which may permit it to operate more efficiently in accordance with its investment policies and objective.

         The Equity Income Fund sells its Class R shares directly to the public at net asset value, without any sales load or Rule 12b-1 fee, and also offers Class P shares that are subject to a 0.25% Rule 12b-1 distribution fee. Likewise, the Asset Allocation Fund currently offers Class R shares directly to the public at net asset value, without any sales load or Rule 12b-1 fee, and also offers Class P shares that are subject to a 0.25% Rule 12b-1 distribution fee. If the Reorganization is completed, all remaining holders of Class R and Class P shares of the Equity Income Fund would receive respective Class R and Class P shares of the Asset Allocation Fund.

B.       THE PROPOSAL

         At the Shareholder Meeting, the shareholders of the Equity Income Fund will be asked to approve the proposed Reorganization of the Equity Income Fund into the Asset Allocation Fund. The Reorganization will include the transfer of substantially all of the assets and liabilities of the Equity Income Fund to the Growth Fund, an underlying Fund of the Asset Allocation Fund. At that time, the Growth Fund will issue to the Asset Allocation Fund a proportionate number of Growth Fund shares. In exchange, the Asset Allocation Fund will issue to all remaining Equity Income Fund shareholders, through the Equity Income Fund, a proportionate number of Asset Allocation Fund shares. The Equity Income Fund will then be terminated and liquidated.

         The investment objective of the Equity Income Fund is to seek current income with a yield that is greater than the average yield of Standard and
Poor's 500 Composite Price Index stocks and to seek long-term capital appreciation while striving to minimize portfolio volatility by investing in large, dividend-paying U.S. companies. The Asset Allocation Fund is a fund-of-funds whose investment objective is to seek to provide shareholders with high total return (consisting of both capital appreciation and income) while also seeking to reduce risk by actively allocating its assets among, stocks and money market securities. The Asset Allocation Fund currently invests in three underlying Montgomery Funds: the Growth Fund, the Total Return Bond Fund and the Government Money Market Fund.

         Investments in the Equity Income Fund are subject to the general risks of the stock market. In comparison, investments in the Asset Allocation Fund are subject only in part to stock market risks (to the extent the Asset Allocation Fund invests in the Growth Fund), but also subject to interest rate risks from the Asset Allocation Fund's investment in the Total Return Bond Fund. The growth stocks the Growth Fund invests in tend to be more volatile than the large dividend-paying stocks the Equity Income Fund invests in. However, that volatility may, in part, be offset by the fixed-income assets represented by the Asset Allocation Fund's investments in the Total Return Bond Fund and Government Money Market Fund. See Section II.C. below. The purchase and redemption arrangements of the Funds are identical. The Equity Income Fund and the Asset Allocation Fund have the same distribution and exchange arrangements, which are discussed in Section II.B. below.

         The Manager and the Board of Trustees of each of The Montgomery Funds and The Montgomery Funds II believe that the proposed Reorganization is in the best interests of the Equity Income Fund, the Asset Allocation Fund and their shareholders, and that the interests of existing shareholders of the Equity Income and Asset Allocation Funds will not be diluted as a result of the proposed Reorganization. See Section II.D. below.

         The Manager will pay the costs of the Reorganization, the Shareholder Meeting and solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Manager and the Board of Trustees of The Montgomery Funds also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

C.       COMPARISON OF EXPENSES

         The following table shows the comparative fees and expenses you may pay if you buy and hold shares of these Funds. The Funds do not impose any front-end or deferred sales loads and they do not charge shareholders for exchanging shares or reinvesting dividends.

Fees and Expenses of the Funds
                                                                           Montgomery     Montgomery
                                                         Montgomery           Asset         Asset
                                                       Equity Income       Allocation     Allocation
                                                            Fund              Fund           Fund
                                                            ----              ----           ----
                                                      (Class R Shares)      (Current)     (Pro Forma)
Shareholder Fees (fees paid directly from your
investment)

     Redemption Fee                                         0.00%           0.00%           0.00%
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets)+
     Management Fee                                         0.60%           0.00%           0.00%
     Distribution/Service (12b-1) Fee                       0.00%           0.00%           0.00%
     Other Expenses                                         0.85%
        Top Fund Expenses                                                   0.46%           0.46%
        Underlying Fund Expenses                                            1.25%           1.25%
Total Annual Fund Operating Expenses                        1.45%           1.71%           1.71%
     Fee Reduction and/or Expense Reimbursement

                                                           (0.60%)         (0.41%)         (0.41%)
                                                         --------        --------        --------
Net Expenses                                                0.85%           1.30%           1.30%
                                                         ========        ========        ========



                                                                           Montgomery     Montgomery
                                                         Montgomery           Asset         Asset
                                                       Equity Income       Allocation     Allocation
                                                            Fund              Fund           Fund
                                                            ----              ----           ----
                                                      (Class P Shares)      (Current)     (Pro Forma)
Shareholder Fees (fees paid directly from your
investment)
     Redemption Fee                                         0.00%           0.00%           0.00%
Annual Fund Operating Expenses (expenses that
are deducted from Fund assets)+
     Management Fee                                         0.60%           0.00%           0.00%
     Distribution/Service (12b-1) Fee                       0.25%           0.25%           0.25%
     Other Expenses                                         0.85%
        Top Fund Expenses                                   0.46%           0.46%
        Underlying Fund Expenses                            1.25%           1.25%
Total Annual Fund Operating Expenses                        1.70%           1.96%           1.96%
     Fee Reduction and/or Expense Reimbursement            (0.60%)         (0.41%)         (0.41%)
                                                         -------         -------         -------
Net Expenses                                                1.10%           1.55%           1.55%
                                                         =======         =======         =======

                                       8

+ Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit total annual operating expenses (excluding Rule 12b-1 fees, interest and tax expenses) to 0.85% for the Equity Income Fund and 1.30% for the Asset Allocation Fund. The 1.30% contractual limit will apply after the Reorganization. This contract has a ten-year term. See Section II.B.4. for a discussion of fees reduced and expenses reimbursed that may be recouped by the Manager.

Example of Fund expenses:  This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The table below shows what you would pay in expenses  over time,  whether or not you sold  your  shares at the end of each  period.  It  assumes  a  $10,000  initial investment,  5% total  return each year and the changes  specified  above.  This example is for comparison  purposes only. It does not necessarily  represent the
Funds' actual expenses or returns.
Fund                                                 1 Year         3 Years        5 Years       10 Years
------------------------------------------------- -------------- -------------- -------------- --------------
Equity Income Fund (Class R shares)                    $ 86           $271           $470         $1,046
------------------------------------------------- -------------- -------------- -------------- --------------
Asset Allocation Fund (current Class R shares)         $132           $411           $711         $1,563
------------------------------------------------- -------------- -------------- -------------- --------------
Asset Allocation Fund (pro forma Class R shares)       $132           $411           $711         $1,563
================================================= ============== ============== ============== ==============
Equity Income Fund (Class P shares)                    $112           $349           $605         $1,336
------------------------------------------------- -------------- -------------- -------------- --------------
Asset Allocation Fund (current Class P shares)         $157           $488           $843         $1,839
------------------------------------------------- -------------- -------------- -------------- --------------
Asset Allocation Fund (pro forma Class P shares)       $157           $488           $843         $1,839

D.       SHARES AND VOTING

         The Montgomery Funds is a Massachusetts business trust and is registered with the SEC as an open-end management investment company and currently has seventeen operating series, or funds, including the Equity Income Fund. Each Fund has its own investment objective and policies and operates independently for purposes of investments, dividends, other distributions and redemptions. The Equity Income Fund has three authorized classes of shares, each with its own fee and expense structure: Class R shares, Class P shares and Class L shares. At present, the Equity Income Fund has issued only Class R and Class P shares. The Asset Allocation Fund, a series of The Montgomery Funds II, also has three authorized classes of shares, each with its own fee and expense structure:
Class R shares, Class P shares and Class L shares. At present, the Asset Allocation Fund has issued only Class R and Class P shares.

         The Equity Income Fund's Class R and Class P shareholders will receive respective Class R and Class P shares of the Asset Allocation Fund in exchange for their shares if the Reorganization is approved and completed. Information about Class L shares of the Asset Allocation Fund is contained in the Funds' Combined Statement of Additional Information.

         Each whole or fractional share of the Equity Income Fund is entitled to one vote or corresponding fraction at the Shareholder Meeting. At the close of business on December __, 1999, the record date for the determination of shareholders entitled to vote at the Shareholder Meeting (the "Record Date"), there were _____________ shares outstanding held by _________ record holders (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers).

         All shares represented by each properly signed proxy received before the meeting will be voted at the Shareholder Meeting. If a shareholder specifies how the proxy is to be voted on any business properly to come before the Shareholder Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted FOR approval of the Reorganization, as more fully described in this Combined Proxy Statement and Prospectus. A proxy may be revoked by a shareholder at any time before its use by written notice to The Montgomery Funds, by submission of a later-dated proxy or by voting in person at the Shareholder Meeting. If any other matters come before the Shareholder Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

         The presence in person or by proxy of shareholders entitled to cast 40% of the votes entitled to be cast at the Shareholder Meeting will constitute a quorum. When a quorum is present, a majority of the shares voted shall decide the proposal. The Shareholder Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named in the proxy will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), The Montgomery Funds will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the meeting.

         Proxies may be voted by mail or electronically by internet or telephone. If voted electronically, the Equity Income Fund or its agent will use reasonable procedures (such as requiring an identification number) to verify the authenticity of the vote cast. Each shareholder who casts an electronic vote also will be able to validate that his or her vote was received correctly.

         All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes at the Meeting are cast FOR that proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against." Broker non-votes do not represent a vote "for" or "against" and are disregarded in determining whether the proposal has received enough votes.

         As of the Record Date, the Equity Income Fund's shareholders of record and (to The Montgomery Funds' knowledge) beneficial owners who owned more than five percent of the Equity Income Fund's shares are as follows:

                    Percentage of the  Equity          Percentage of  the Equity
                    Income Fund's Outstanding          Income Fund's Outstanding
Shareholders             Class R Shares                      Class P Shares
--------------------------------------------------------------------------------






         [The Officers and Trustees of The Montgomery Funds, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Equity Income Fund as of the Record Date.]

                                II. THE PROPOSAL

A.       DESCRIPTION OF THE PROPOSED REORGANIZATION

         1.       The Reorganization

         If the Reorganization is approved, on the Effective Date the Growth Fund, an underlying fund of the Asset Allocation Fund, will acquire substantially all of the assets and liabilities of the Equity Income Fund. At that time, the Growth Fund will issue to the Asset Allocation Fund the number of Class R and Class P Growth Fund shares determined by dividing the value of the net assets of the Class R and Class P Equity Income Fund shares so transferred by the net asset value of one Class R Growth Fund share and one Class P Growth Fund share, respectively. In exchange, the Asset Allocation Fund will issue to the Equity Income Fund the number of Class R and Class P Asset Allocation Fund shares determined by dividing the value of the net assets of the Class R and Class P Growth Fund shares so transferred by the net asset value of one Class R Asset Allocation Fund share and one Class P Asset Allocation Fund share, respectively. The net asset value of the Equity Income Fund, the net asset value of the Growth Fund and the net asset value of the Asset Allocation Fund will be calculated at the close of business on the date immediately preceding the Effective Date (the "Valuation Date") in accordance with the Funds' valuation procedures described in The Montgomery Funds Combined Prospectus dated October 31, 1999.

         At the same time as that asset transfer, the Equity Income Fund will distribute the Class R and Class P Asset Allocation Fund shares it receives pro rata to each remaining shareholder of Class R and Class P Equity Income Fund shares based on the percentage of the outstanding Class R and Class P Equity Income Fund shares held of record by that shareholder on the Valuation Date. For example, on June 30, 1999, the value of the aggregate net assets of Class R and Class P Equity Income Fund shares was approximately $26,750,000 and $3,212,000, respectively. The Class R Equity Income Fund shares were valued at $19.04 per share and the Class P Equity Income Fund shares were valued at $19.01 per share. The Class R Asset Allocation Fund shares were valued at $16.77 per share and the Class P Asset Allocation Fund shares were valued at $16.74 per share. Therefore, if the Effective Date had been June 30, 1999, the Equity Income Fund would then have redeemed each of its then outstanding Class R shares in exchange for 1.135 Class R Asset Allocation Fund shares and each of its then outstanding Class P shares in exchange for 1.136 Class P Asset Allocation Fund shares.

         This distribution of the Asset Allocation Fund Class R shares to the Equity Income Fund's shareholders will be accomplished by the establishment of accounts on the Asset Allocation Fund's share records in the names of those shareholders, representing the respective pro rata number of Asset Allocation Fund shares deliverable to them. Fractional shares will be carried to the third decimal place. Certificates evidencing the Asset Allocation Fund shares will not be issued to the Equity Income Fund's shareholders.

         Immediately following the Equity Income Fund's pro rata liquidating distribution of the Asset Allocation Fund shares to the Equity Income Fund shareholders, the Equity Income Fund will liquidate and terminate.

         Completion of the Reorganization is subject to approval by the shareholders of the Equity Income Fund. The Reorganization may be abandoned at any time before the Effective Date by a majority of the Board of Trustees of The Montgomery Funds.

         The Manager will pay all costs and expenses of the Reorganization, including those associated with the Shareholder Meeting, the copying, printing and distribution of this Combined Proxy Statement and Prospectus, and the solicitation of proxies for the Shareholder Meeting.

         The above is a summary of the Reorganization. The summary is not a complete description of the terms of the Reorganization, which are set forth in the Agreement and Plan of Reorganization attached as Exhibit A to this document.

         2.       Effect of the Reorganization

         If the Reorganization is approved by the Equity Income Fund's shareholders and completed, shareholders of the Equity Income Fund as of the Effective Date will become shareholders of the Asset Allocation Fund. The total net asset value of the Asset Allocation Fund shares held by each shareholder of the Equity Income Fund immediately after completion of the Reorganization will be equivalent to the total net asset value of the Equity Income Fund shares held by that same shareholder immediately before completion of the Reorganization.

         On or before the Effective Date the Equity Income Fund intends to distribute all of its then-remaining net investment income and realized capital gains.

         After  the  Reorganization,   the  investment  adviser  for  the  Asset
Allocation Fund will continue to be Montgomery Asset Management, LLC. Funds Distributor, Inc. will continue to be the Asset Allocation Fund's Distributor. The Asset Allocation Fund will continue to be managed in accordance with its existing investment objective and policies.

         3.       Federal Income Tax Consequences

         As a condition to closing the Reorganization, the Equity Income Fund and the Asset Allocation Fund must receive a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to the Equity Income Fund and Asset Allocation Fund, substantially to the effect that, for federal income tax purposes: (a) the transfer by the Equity Income Fund of substantially all of its assets and liabilities to the Growth Fund solely in exchange for the Asset
Allocation Fund shares, as described above, is a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) no gain or loss will be recognized by the Equity Income Fund upon the transfer of substantially all of its assets to the Growth Fund in exchange solely for shares of the Asset Allocation Fund shares; (c) no gain or loss will be recognized by the Growth Fund on receipt of the Equity Income Fund's assets in exchange for the Asset Allocation Fund shares; (d) the aggregate tax basis of the assets of the Equity Income Fund in the hands of the Growth Fund is, in each instance, the same as the basis of those assets in the hands of the Equity Income Fund immediately before the transaction; (e) the holding period of the Equity Income Fund's assets in the hands of the Growth Fund includes the period during which the assets were held by the Equity Income Fund; (f) no gain or loss is recognized to the shareholders of the Equity Income Fund upon the receipt of the Asset Allocation Fund shares solely in exchange for the Equity Income Fund's shares; (g) the basis of the Asset Allocation Fund shares received by the Equity Income Fund shareholders is, in each instance, the same as the basis of the Equity Income Fund shares surrendered in exchange therefor; and (h) the holding period of the Asset Allocation Fund shares received by the Equity Income Fund shareholders includes the holding period during which shares of the Equity Income Fund were held, provided that those shares were held as a capital asset in the hands of the Equity Income Fund shareholders on the date of the exchange. The Montgomery Funds does not intend to seek a private letter ruling from the Internal Revenue Service with respect to the tax effects of the Reorganization, and one is not required.

         4.       Description of the Asset Allocation Fund Shares

         Each Asset Allocation Fund share issued to Equity Income Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Asset Allocation Fund share will represent an equal interest in the assets of the Asset Allocation Fund. The Asset Allocation Fund shares will be sold and redeemed based upon the net asset value of the Asset Allocation Fund next determined after receipt of the purchase or redemption request, as described in the Asset Allocation Fund's Prospectus.

         5.       Capitalization

         The capitalization of the Funds as of December 31, 1999 and their pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

                              Asset Allocation    Equity Income     Pro Forma
                                    Fund              Fund          Combined
                            ----------------------------------------------------
Aggregate net assets

Shares outstanding*

Net asset value per share:
Class R shares
Class P shares
-----------------------------
*    Each Fund is authorized to issue an indefinite number of shares.

B.       COMPARISON OF THE FUNDS

         A brief comparison of the Funds is set forth below. See Section II.F. for more information.

         1.       Investment Objectives and Policies

         The investment objective of the Equity Income Fund is to seek current income with a yield greater than the average yield of Standard & Poor's 500 Composite Price Index stocks and to seek long-term capital appreciation while striving to minimize portfolio volatility by investing in large, dividend-paying U.S. companies.

         The equity securities in which the Equity Income Fund invests generally consist of common stock, preferred stock and securities convertible into or exchangeable for common or preferred stock. Under normal market conditions, at least 65% of the value of the Equity Income Fund's total assets will be invested in dividend-paying stocks of large U.S. companies.

         In selecting investments for the Equity Income Fund, the Manager generally seeks to identify mature companies that have a history of paying regular dividends to shareholders and offer a dividend yield well above their historical average and/or the market's average. The Fund typical invests in companies for two to four years. The Manager will usually begin to reduce the Fund's position in a company as its share price moves up and its dividend yield drops to the lower end of its historical range. The Manager may also pare back or sell the Fund's position in a company that reduces or eliminates its dividend or if its believes that the company is about to do so.

         The investment objective of the Asset Allocation Fund is to seek to provide shareholders with high total return (consisting of both capital appreciation and income) while also seeking to reduce risk by actively allocating its assets among stocks, bonds and money market securities. As a "fund-of-funds," the Fund currently invests its assets in three underlying Montgomery Funds:

         o Growth Fund, for U.S. equity exposure. This Fund invests in U.S. companies of any size, but usually invests in those undervalued, growth-oriented companies whose shares have a market capitalization of at least $1 billion

         o Total Return Bond Fund, for U.S. bond exposure. This Fund invests in a broad range of investment-grade bonds, including U.S. government securities, corporate bonds, mortgage-related securities, asset-backed securities and money market securities

         o Government Money Market Fund, for cash exposure. This Fund invests exclusively in short-term U.S. government securities

         The Fund's strategy is to analyze various market factors, including relative risk and return, using a proprietary computer program to help the Manager determines what it believes is an optimal asset allocation among stocks, bonds and cash.

         The Asset Allocation Fund's total equity and bond exposure may each range from 20 to 80% of its assets. It may invest anywhere from 0% to 50% of its assets in a Montgomery money market fund. At times, the Fund may invest in other Montgomery Funds that have similar investment exposures to the Funds listed above. The Manager regularly adjusts the proportion of assets allotted to the underlying portfolios in response to changing market conditions.

         2.       Investment Restrictions

         Both the Asset Allocation Fund and the Equity Income Fund have substantially similar fundamental investment restrictions, which cannot be changed without affirmative vote of a majority of each Fund's outstanding voting securities as defined in the Investment Company Act. Neither the Asset Allocation Fund nor the Equity Income Fund may:

         (1) With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable. This investment restriction does not apply to the Asset Allocation Fund.

         (2) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in the Combined Statement of Additional Information, or (c) to the extent the entry into a repurchase agreement or a reverse dollar transaction is deemed to be a loan.

         (3) (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions, in an amount not in excess of one-third of the value of its total assets (including the proceeds of such borrowings, at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 10% of total assets. Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of
Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of this restriction.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         (4) Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or from engaging in transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a senior security within the meaning of
Section 18(f) of the Investment Company Act.)

         (5) Buy or sell real estate or commodities or commodity contracts; however each Fund, to the extent not otherwise prohibited in the Combined Prospectus or Combined Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Combined Statement of Additional Information.

         (6) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Combined Prospectus or Combined Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

         (7) Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by that Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act, and changes in relevant SEC interpretations).

         (8) Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

         (9) Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, each Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         (10) Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit that Funds from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

         (11) Except as described in the Combined Prospectus and the Combined Statement of Additional Information, acquire or dispose of put, call, straddle or spread options unless:

                  (a) such options are written by other persons, or are put options written with respect to securities representing 24% or less of the Fund's total assets, and

                  (b) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of that Fund's total assets.

                  (This is an operating policy which may be changed without shareholder approval.)

         (12) Except as described in the Combined Prospectus and the Combined Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

         (13) Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy which may be changed without shareholder approval.)

         (14) Invest in commodities, except for futures contracts or options on futures contracts if the investments are either (a) for bona fide hedging purposes within the meaning of CFTC regulations or (b) for other than bona fide hedging purposes if, as a result, thereof no more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by each Board of The Montgomery Funds and The Montgomery Funds II and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

         3.       Comparative Performance Information

         The chart below shows the risks of investing in each Fund and how each Fund's total return has varied from year-to-year. The table compares each Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.

             [GRAPHIC OMITTED]                         [GRAPHIC OMITTED]



     1999 Return Through 9/30/99: -3.45%      1999 Return Through 9/30/99: 4.91%

*During the four-year period described above in the bar chart, the Equity Income Fund's best quarter was Q4 1998 (+12.78%) and its worst quarter was Q3 1998 (-5.54%).

**During the four-year period described above in the bar chart, the Asset Allocation Fund's best quarter was Q2 1997 (+11.94%) and its worst quarter was Q3 1998 (-6.29%).


             [GRAPHIC OMITTED]                         [GRAPHIC OMITTED]



     1999 Return Through 9/30/99: -3.53%      1999 Return Through 9/30/99: 4.37%

*During the two-year period described above in the bar chart, the Equity Income Fund's best quarter was Q4 1998 (+12.60%) and its worst quarter was Q3 1998 (-5.60%).

**During the two-year period described above in the bar chart, the Asset Allocation Fund's best quarter was Q2 1997 (+11.37%) and its worst quarter was Q3 1998 (-6.38%).

Average Annual Returns through 12/31/98
                                                                     Inception             Inception
                                                 1 Year              (9/30/94)             (3/11/96)
  ----------------------------------------------------------------------------------------------------------
  Equity Income Fund - Class R                   10.74%                20.55%                  N/A
  ----------------------------------------------------------------------------------------------------------
  Equity Income Fund - Class P                   10.11%                  N/A                 18.42%
  ----------------------------------------------------------------------------------------------------------
  S&P 500 Index                                  28.58%                28.47%                28.17%+
  ----------------------------------------------------------------------------------------------------------

  + Calculated from 2/28/96

                                                                     Inception             Inception
                                                 1 Year              (3/31/94)              (1/2/96)
  ----------------------------------------------------------------------------------------------------------
  Asset Allocation Fund - Class R                 6.18%                18.77%                  N/A
  ----------------------------------------------------------------------------------------------------------
  Asset Allocation Fund - Class P                 6.03%                  N/A                 12.38%
  ----------------------------------------------------------------------------------------------------------
  S&P 500 Index                                  28.58%                26.50%                28.23%+
  ----------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index            8.69%                 8.33%                7.29%+
  ----------------------------------------------------------------------------------------------------------

  + Calculated from 12/31/95

         4.       Advisory Fees and Other Expenses

         The Manager serves as investment adviser to both Funds pursuant to Investment Management Agreements between the Manager and The Montgomery Funds and The Montgomery Funds II, both dated July 31, 1997. The Equity Income Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) calculated at an annualized rate of 0.60% of the first $500 million of the average daily net assets of the Equity Income Fund plus 0.50% of average daily net assets over $500 million. The Asset Allocation Fund does not pay the Manager any management fees since the management fees apply to the underlying funds only. The management fees are accrued daily but paid when requested by the Manager and are calculated at an annualized rate as follows:

          Growth Fund                   1.00% of the first  $500  million of net
                                        assets;  plus  0.90%  of the  next  $500
                                        million of net assets; plus 0.80% of net assets over $1 billion

          Total Return Bond Fund        0.50% of the first  $500  million of net
                                        assets; plus 0.40% of net assets over $500 million

          Government Money Market Fund  0.40% of the first  $250  million of net assets;  plus  0.30%  of the  next  $250
                                        million of net assets; plus 0.20% of net assets over $500 million

         The total annual expense limitation of the Asset Allocation Fund currently is higher than that of the Equity Income Fund (1.30% to 0.85%). The Manager agreed to those expense limitations (excluding interest and taxes) under a contract with a ten-year term. A Fund is required to reimburse the Manager for any reductions in the Manager's fee or its payment of expenses only during the three years following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year.

         For the fiscal year ended June 30, 1999, the Manager absorbed expenses of the Asset Allocation equal to approximately $207,593. The Manager received management fees of approximately $303,646 from the Equity Income Fund. Of these fees, the Manager reduced its fee or absorbed expenses of the Equity Income Fund equal to approximately $217,211. The Manager may seek reimbursement for the deferred management fee and absorbed expenses instead from the Asset Allocation Fund after the Reorganization occurs, provided that reimbursement is effected within three years after the original reduction and the reimbursement can be achieved within the applicable expense limit.

         5.       Portfolio Managers

         The investment manager of the both Funds is Montgomery Asset Management, LLC. Founded in 1990, the Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of June 30, 1999, the Manager managed approximately $3.9 billion on behalf of some 200,000 investors in The Montgomery Funds.

Equity Income Fund

WILLIAM KING,  CFA, senior  portfolio  manager for the Equity Income Fund (since
1994). Before joining Montgomery in 1994 as a portfolio manager, Mr. King gained analytical and portfolio management experiences at Merus Capital Management. Previously, he was a financial analyst/manager for SEI and a division controller and financial analyst for Kaiser Aluminum and Kaiser Industries.

Asset Allocation Fund

The portfolio managers listed below allocate assets among the underlying Funds for the Asset Allocation Fund, which currently include the Growth Fund, the Total Return Bind Fund and the Government Money Market Fund:

ROGER HONOUR, senior portfolio manager of the Growth Fund (since 1995). Prior to joining the Manager in 1993 as a senior portfolio manager and managing director, Mr. Honour was a vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management.

KATHRYN PETERS, portfolio manager of the Growth Fund (since 1995). Ms. Peters joined Montgomery in 1995 as a portfolio manager. From 1992 to 1995, she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York. Prior to that she analyzed mezzanine investments for Barclays de Zoete Wedd.

MARIE CHANDOHA, portfolio manager for the Total Return Bond Fund (since 1999). Prior to joining Montgomery as a portfolio manager, Ms. Chandoha worked at Goldman Sachs & Co., where she advised institutional clients on optimal asset allocation strategies in the U.S. bond market. From 1994 to 1996, she held positions as a managing director of global fixed-income and economics research at Credit Suisse First Boston. Prior to that she was a research analyst in mortgage securities at Morgan Stanley; and an economist at the Federal Reserve Bank of New York.

WILLIAM STEVENS, senior portfolio manager for the Government Money Market Fund (since 1992). Prior to joining Montgomery in 1992 as a senior portfolio manager and managing director, Mr. Stevens worked at Barclays de Zoete Wedd Securities, where he started its collateralized mortgage obligation (CMO) and asset-backed securities trading. From 1990 to 1991, he traded stripped mortgage securities and mortgage-related interest rate swaps for The First Boston Company.

         6.       Distribution and Shareholder Services

         Funds Distributor, Inc. (the "Distributor"), 101 California Street, San Francisco, California 94104, serves as the Funds' Distributor and principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor does not impose any sales charge on purchases of Class R shares. Class P shares have adopted a Share Marketing Plan (the "Plan") under Rule 12b-1.

         Neither Fund currently offers Class L shares.

         The Class R shares of the Asset Allocation Fund to be issued in the Reorganization will not be subject to any sales charge. No sales charge is imposed by either Fund on reinvestment of dividends or capital gains distributions.

         The Funds generally require a minimum initial investment of $1,000, and subsequent investments of $100 or more. Both Funds have automatic investment plans under which selected amounts are electronically withdrawn from shareholders' accounts with banks and are applied to purchase shares of the Funds.

         7.       Redemption and Exchange Procedures

         Shareholders of both Funds may redeem their shares at the net asset value next determined after receipt of a written redemption request or a telephone redemption order without the imposition of any fee or other charge.

         Each Fund may involuntarily redeem a shareholder's shares if the combined aggregate net asset value of the shares in a shareholder's account is less than $1,000 due to redemptions or if purchases through a systematic investment plan fails to meet that Fund's investment minimum within a twelve-month period. If the shareholder's account balance is not brought up to the minimum or the shareholder does not send the Fund other instructions, the Fund will redeem the shares and send the shareholder the proceeds.

         Montgomery shareholders may exchange Class R and Class P shares in one Fund for respective Class R and Class P shares in another Fund with the same shareholder account registration, taxpayer identification number and address without the imposition of any sales charges or exchange fees. There is a $100 minimum to exchange into a Fund the shareholder currently owns and a $1,000 minimum for investing in a new Fund. An exchange may result in a realized gain or loss for tax purposes. However, because excessive exchanges can harm a Fund's performance, The Montgomery Funds reserves the right to terminate, either temporarily or permanently, exchange privileges of any shareholder who makes more than four exchanges out of any one Fund during a twelve-month period and to refuse an exchange into a Fund from which a shareholder has redeemed shares within the previous 90 days (accounts under common ownership or control and accounts with the same taxpayer identification number will be counted together). Shares can be exchanged by telephone at (800) 572-FUND[3863] or through the online shareholder service center at www.montgomeryfunds.com.

         Other restrictions may apply. Refer to the Combined Prospectus and the Combined Statement of Additional Information for other exchange policies.

         8.       Income Dividends, Capital Gains Distributions and Taxes

         Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year, if any. Each Fund currently intends to make quarterly or, if necessary to avoid the imposition of tax on the Fund, additional distributions during each calendar year. A distribution may be made between November 1 and December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of each calendar year. Another distribution of any undistributed capital gains may also be made following the Funds' fiscal year end (June 30 for both Funds).

         Each Fund has elected and qualified as a separate "regulated investment company" under Subchapter M of the Code for federal income tax purposes and meets all other requirements that are necessary for it (but not its shareholders) to pay no federal taxes on income and capital gains paid to shareholders in the form of dividends. In order to accomplish this goal, each Fund must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

         9.       Portfolio Transactions and Brokerage Commissions

         The Manager is responsible for decisions to buy and sell securities for each Fund, broker-dealer selection, and negotiation of commission rates. In placing orders for each Fund's portfolio transactions, the Manager's primary consideration is to obtain the most favorable price and execution available although the Manager also may consider a securities broker-dealer's sale of Fund shares, or research and brokerage services provided by the securities broker-dealer, as factors in considering through whom portfolio transactions will be effected. Each Fund may pay to those securities broker-dealers who provide brokerage and research service to the Manager a higher commission than that charged by other securities broker-dealers if the Manager determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Manager and to any other accounts over which the Manager exercises investment discretion.

         10.      Shareholders' Rights

         The Montgomery Funds is a Massachusetts business trust and The Montgomery Funds II is a Delaware business Trust. Because the Equity Income Fund is a series of The Montgomery Funds and the Asset Allocation Fund is a series of The Montgomery Funds II, their operations are governed by each Trust's Declaration of Trust and By-laws and applicable Massachusetts and Delaware law.

         The Funds normally will not hold meetings of shareholders except as required under the Investment Company Act and Massachusetts and Delaware law. However, shareholders holding 10% or more of the outstanding shares of each Fund may call meetings for the purpose of voting on the removal of one or more of the Trustees.

         Shareholders of each Fund have no preemptive, conversion or subscription rights. The shares of each Fund have non-cumulative voting rights, with each shareholder of each Fund entitled to one vote for each full share of that Fund (and a fractional vote for each fractional share) held in the shareholder's name on the books of that Fund as of the record date for the action in question. On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of that Fund's investment management arrangements. The shares of all the Funds will be voted in the aggregate on other matters, such as the election of trustees and ratification of the Board of Trustees' selection of the Funds' independent accountants.

C.       RISK FACTORS

         The Equity Income Fund's portfolio is subject to the general risks and considerations associated with equity investing. As with any stock fund, the value of the Equity Income Fund will fluctuate on a day-to-day basis with movements in the stock market, as well as response to the activities of individual companies. Although the Fund seeks to provide a consistent level of income to shareholders, its yield may fluctuate significantly in the short term.

         Like the Equity Income Fund, the Asset Allocation Fund's portfolio is subject to the general risks and considerations associated with equity investing (to the extent the Asset Allocation Fund invests in the Growth Fund). The growth stocks the Growth Fund invests in tend to be more volatile than the large dividend-paying stocks the Equity Income Fund invests in. However, that volatility may, in part, be offset by the fixed-income assets represented by the Asset Allocation Fund's investments in the Total Return Bond Fund and Government Money Market Fund. The value of the Total Return Bond Fund will fluctuate along with interest rates. When interest rates rise, a bond's market price generally declines. In addition, if the Manager does not accurately predict changing market conditions and other economic factors, the Fund's assets might be allocated in a manner that is disadvantageous. See the Combined Prospectus and Statement of Additional Information for more information on the risks of the Asset Allocation Fund.

D.       RECOMMENDATION OF THE BOARD OF TRUSTEES

         The Board of Trustees of each of The Montgomery Funds and The Montgomery Funds II (including a majority of the noninterested Trustees), after due consideration, has unanimously determined that the Reorganization is in the best interests of the shareholders of the Equity Income Fund and the Asset Allocation Fund and that the interests of the existing shareholders of the Equity Income and Asset Allocation Funds would not be diluted thereby. Each Board specifically considered the following factors:

                  1. The Equity Income Fund's limited size and unlikely future growth in assets from new shareholder investments.

                  2. The efficiencies that could occur if the Funds' assets were combined.

                  3. The expected absence of adverse effects on the Asset Allocation Fund by adding the Equity Income Fund's assets to it.

                The Board of Trustees unanimously recommends that
               shareholders vote for the adoption of the Proposal.

E.       DISSENTERS' RIGHTS OF APPRAISAL

         Shareholders of the Equity Income Fund who object to the proposed Reorganization will not be entitled to any "dissenters' rights" under Massachusetts law. However, those shareholders have the right at any time up to when the Reorganization occurs to redeem shares of the

Equity Income Fund at net asset value or to exchange their shares for shares of the other funds offered by The Montgomery Funds (including the Asset Allocation
Fund) without charge. After the Reorganization, shareholders of the Equity Income Fund will hold shares of the Asset Allocation Fund, which may also be redeemed at net asset value in accordance with the procedures described in the Asset Allocation Fund's Prospectus dated October 31, 1999, subject to applicable redemption procedures.

F.       FURTHER INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

         Further information about the Equity Income Fund and the Asset Allocation Fund is contained in the following documents:

         o  Combined Prospectus dated October 31, 1999.

         o Combined Statement of Additional Information also dated October 31, 1999.

         o Documents that relate to the Funds are available, without charge, by writing to The Montgomery Funds at 101 California Street, San Francisco, California 94111 or by calling (800) 572-FUND[3863]. A copy of the Combined Prospectus also accompanies this Combined Proxy Statement and Prospectus.

         The Montgomery Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act, and it files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's regional offices at 500 West Madison Street, Suite 1400, Chicago, Illinois 60661 and 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, of the SEC, Washington, D.C. 20549.

G.       VOTE REQUIRED

         Approval of the proposed Reorganization requires the affirmative vote of the holders of a majority of the shares of the Equity Income Fund present or voting by proxy at the Shareholder Meeting. If the shareholders of the Equity Income Fund do not approve the proposed Reorganization, or if the Reorganization is not consummated for any other reason, then the Board of Trustees will take any further action as it deems to be in the best interest of the Equity Income Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Equity Income Fund if required by applicable law.

H.       FINANCIAL HIGHLIGHTS

         The following selected per-share data and ratios for the period ended June 30, 1999, were audited by ___________________________. Their August 18,
1999, report appears in the 1999 Annual Report of the Funds. Information for the periods ended June 30, 1995, through June

30, 1997, was audited by other independent accountants. Their report is not included here.

                                                                 Equity Income Fund
                                                                  (Class R Shares)

SELECTED PER-SHARE DATA FOR THE YEAR OR PERIOD
ENDED JUNE 30:                                      1999      1998      1997##      1996      1995(a)
-----------------------------------------------------------------------------------------------------
Net Asset Value - beginning of year               $ 18.27   $ 17.91   $ 16.09     $ 13.38   $ 12.00

  Net investment income/(loss)                       0.32      0.44      0.49        0.43      0.31

  Net realized and unrealized gain/(loss)
  on investments                                     2.30      2.27      3.35        2.82      1.38

  Net increase/(decrease) in net assets
  resulting from investment operations               2.62      2.71      3.84        3.25      1.69

  Distributions:

    Dividends from net investment income            (0.31)    (0.44)    (0.46)      (0.42)    (0.31)

    Distributions from net realized capital gains   (1.54)    (1.91)    (1.56)      (0.12)     --
    Distributions in excess of net realized
    capital gains                                     --        --        --          --       --

  Total distributions                               (1.85)    (2.35)    (2.02)      (0.54)    (0.31)


Net asset value - end of year                     $ 19.04   $ 18.27   $ 17.91     $ 16.09   $ 13.38
======================================================================================================
  Total return**                                    15.06%    15.83%    26.02%      24.56%    14.26%


Ratios to average net assets/supplemental data

  Net assets, end of year (in 000s)               $26,750   $40,260   $38,595     $19,312   $ 6,383

  Ratio of net investment income/(loss) to
  average net assets                                 1.71%     2.32%     2.93%       3.03%     4.06%+

  Net investment income/(loss) before deferral
  of fees by Manager                              $  0.21   $  0.34   $  0.39     $  0.34   $  0.13

  Portfolio turnover rate                              57%       68%       62%         90%       29%

  Expense ratio before deferral of fees by
  Manager, including interest and tax expense        1.45%     1.38%     1.46%       1.45%     3.16%+

  Expense ratio including interest and tax
  expenses                                           0.85%     0.86%      --          --        --

  Expense ratio excluding interest and tax
  expenses                                           0.85%     0.85%     0.86%       0.85%     0.84%+

(a) The Equity Income Fund's Class R Shares commenced operations on September 30, 1994.
 **  Total return represents aggregate total return for the periods indicated.
  +  Annualized.
 ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with the results of operations.

                                                                Equity Income Fund
                                                                 (Class P Shares)

 SELECTED PER-SHARE DATA FOR THE YEAR OR PERIOD
 ENDED JUNE 30:                                     1999        1998        1997##      1996(a)
------------------------------------------------------------------------------------------------
Net asset value - beginning of year                  $18.25     $17.90      $16.09       $15.66

  Net investment income/(loss)                         0.26       0.38        0.44         0.08

  Net realized and unrealized gain/(loss)
  on investments                                       2.31       2.27        3.35         0.35

  Net increase/(decrease) in net assets
  resulting from investment operations                 2.57       2.65        3.79         0.43

  Distributions:

    Dividends from net investment income              (0.27)     (0.39)      (0.42)        --

    Distributions from net realized capital gains     (1.54)     (1.91)      (1.56)        --

    Distributions in excess of net realized
    capital gains                                       --         --          --          --

  Total distributions                                 (1.81)     (2.30)      (1.98)        --


Net asset value--end of year                         $ 19.01    $ 18.25     $17.90       $16.09
=================================================================================================
  Total return**                                      14.74%     15.49%      25.64%        2.75%


Ratios to average net assets/supplemental data

Net assets, end of year (in 000s)                    $3,212     $2,719        $868           $2

  Ratio of net investment income/(loss) to
  average net assets                                   1.46%      2.07%       1.68%        2.78%+

  Net investment income/(loss) before deferral
  of fees by Manager                                 $ 0.15     $ 0.28      $ 0.34       $ 0.06

  Portfolio turnover rate                                57%        68%         62%          90%

  Expense ratio before deferral of fees by
  Manager, including interest and tax expense          1.70%      1.63%       1.71%        1.70%+

  Expense ratio including interest and tax
  expenses                                             1.10%      1.11%        --          --

  Expense ratio excluding interest and tax
  expenses                                             1.10%      1.10%       1.11%        1.10%+
--------------------------------------------------------------------------------------------------

(a) The Equity Income Fund's Class P shares commenced operations on March 12, 1996.
 **  Total  return  represents  aggregate total  for  the   periods   indicated.
 +   Annualized.
 ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

                                                                 U.S. Asset Allocation Fund
                                                                      (Class R Shares)

SELECTED PER-SHARE DATA FOR THE YEAR OR
PERIOD ENDED JUNE 30:                             1999##      1998(a)       1997##        1996         1995
                                                           ---------------------------------------
Net asset value - beginning of year              $ 19.08     $ 19.89     $  19.33      $  16.33     $ 12.24

  Net investment income/(loss)                      0.48        1.66         0.48          0.26        0.25

  Net realized and unrealized gain/(loss) on
  investments                                       1.23        0.99         2.13          3.54        4.11

  Net increase/(decrease) in net assets
  resulting from investment operations              1.71        2.65         2.61          3.80        4.36

  Distributions:
    Dividends from net investment income           (0.93)      (0.93)       (0.39)        (0.25)      (0.17)
    Distributions in excess of net
    investment income                                --        (0.70)        --             --          --
    Distributions from net realized capital
    gains                                          (1.68)      (1.83)       (1.66)        (0.55)      (0.10)
    Distributions in excess of net realized
    capital gains                                  (1.41)        --          --             --          --

  Total distributions                              (4.02)      (3.46)       (2.05)        (0.80)      (0.27)


Net asset value - end of year                    $ 16.77     $ 19.08     $  19.89      $  19.33     $ 16.33
==============================================================================================================
  Total return**                                   11.93%      14.67%       14.65%        23.92%      35.99%


Ratios to average net assets/supplemental data

  Net assets, end of year (in 000s)              $81,133     $128,075    $127,214      $132,511     $60,234

  Ratio of net investment income/(loss) to
  average net assets                                2.63%       3.10%        2.55%         1.85%       3.43%

  Net investment income/(loss) before
  deferral of fees by Manager                    $  0.45     $  1.63     $   0.47      $   0.24     $  0.19

  Portfolio turnover rate                             36%         84%         169%          226%         96%

  Expense ratio before deferral of fees by
  Manager, including interest and tax
  expenses                                          0.46%       0.31%        1.49%         1.55%       2.07%

  Expense ratio including interest and tax
  expenses                                          0.25%       0.26%        1.43%         1.42%       1.31%

  Expense ratio excluding interest and tax
  expenses                                          0.25%       0.25%        1.31%         1.30%       1.30%

(a) The Fund converted to a fund of funds structure effective July 1, 1998. Expense ratios prior to that date do not reflect expenses borne indirectly.
 ** Total return represents aggregate total return for the periods indicated. ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with the results of operations.

                                                              U.S. Asset Allocation Fund
                                                                   (Class P Shares)

SELECTED PER-SHARE DATA FOR THE YEAR OR
PERIOD ENDED JUNE 30:                           1999##           1998++           1997##          1996(a)
------------------------------------------------------------------------------------------------------------
Net asset value - beginning of year             $19.11          $19.89          $  19.33           $17.86

  Net investment income/(loss)                    0.44            1.62              0.43             0.09

  Net realized and unrealized
  gain/(loss) on investments                      1.17            1.01              2.13             1.38

  Net increase/(decrease) in net assets
  resulting from investment operations            1.61            2.63              2.56             1.47

  Distributions:
    Dividends from net investment income         (0.89)          (0.84)            (0.34)             --
    Distributions in excess of net
    investment income                              --            (0.74)              --               --
    Distributions from net realized
    capital gains                                (1.68)          (1.83)            (1.66)             --
    Distributions in excess of net
    realized capital gains                       (3.98)            --                --               --

  Total distributions                            (3.98)          (3.41)            (2.00)             --


Net asset value - end of year                   $16.74          $19.11          $  19.89           $19.33
============================================================================================================
  Total return**                                 11.15%          14.53%            14.35%            8.23%

Ratios to average net
assets/supplemental data

  Net assets, end of year (in 000s)             $   56              $71              $74              $43

  Ratio of net investment income/(loss)
  to average net assets                           2.68%           2.85%             2.30%            1.60%+

  Net investment income/(loss) before
  deferral of fees by Manager                   $ 0.41          $ 1.59          $   0.42           $ 0.08

  Portfolio turnover rate                           36%             84%              169%             226%

  Expense ratio before deferral of fees
  by Manager, including interest and tax
  expenses                                        0.71%           0.56%             1.74%            1.80%+

  Expense ratio including interest and
  tax expenses                                    0.50%           0.51%             1.68%            1.67%+

  Expense ratio excluding interest and
  tax expenses                                    0.50%           0.50%             1.56%            1.55%+
------------------------------------------------------------------------------------------------------------

 (a) The U.S. Asset Allocation Fund's Class P shares commenced operations on January 3, 1996.
 ++ The Fund converted to a fund of funds structure effective July 1, 1998. Expense ratios prior to that date do not reflect expenses borne indirectly.
 **  Total return represents aggregate total for the periods indicated.
  +  Annualized.
 ## Per-share numbers have been calculated using the average share method, which more appropriately represents the per-share data for the period, since the use of the undistributed income method did not accord with results of operations.

                            III. MISCELLANEOUS ISSUES

A.       OTHER BUSINESS

         The Board of Trustees of The Montgomery Funds knows of no other business to be brought before the Shareholder Meeting. If any other matters come before the Shareholder Meeting, it is the Board's intention that proxies that do not containing specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.       NEXT MEETING OF SHAREHOLDERS

         The Montgomery Funds is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act. If the Reorganization is not completed, the next meeting of the shareholders of the Equity Income Fund will be held at such time as the Board of Trustees may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by The Montgomery Funds at its office at a reasonable time before the meeting, as determined by the Board of Trustees, to be included in The Montgomery Funds' proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.       LEGAL MATTERS

         Certain legal matters as to the tax-free character of the Reorganization and the valid issuance of the Asset Allocation Fund shares have been or will be passed upon for The Montgomery Funds by Paul, Hastings, Janofsky & Walker LLP.

D.       EXPERTS

         The financial statements of the Montgomery Equity Income Fund for the year ended June 30, 1999, contained in The Montgomery Funds'1999 Annual Report to Shareholders, and the financial statements of the Montgomery U.S. Asset Allocation Fund for the year ended June 30, 1999, contained in The Montgomery Funds II's 1999 Annual Report to Shareholders, have been audited by ___________________________, independent auditors, as stated in their reports, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

              Please complete, date and sign the enclosed proxy and
         return it promptly in the enclosed envelope. You also may vote by Internet (www.proxyvote.com) and telephone (800.609.6903).

                                      PROXY
                     FOR SPECIAL MEETING OF SHAREHOLDERS OF
                          MONTGOMERY EQUITY INCOME FUND
                              ON FEBRUARY __, 2000

         The undersigned hereby appoints Johanne Castro and Dulce Daclison, and each of them, proxies for the undersigned, with full power of substitution, to represent the undersigned and to vote all of the shares of Montgomery Equity Income Fund (the "Equity Income Fund") of The Montgomery Funds (the "Trust"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Equity Income Fund to be held on February __, 2000 and at any adjournment thereof.

         o Proposal to approve or disapprove a reorganization of the Equity Income Fund providing for (i) the transfer of substantially all of the assets and liabilities of the Equity Income Fund to the Montgomery to the Montgomery Growth Fund, an underlying Fund of the Asset Allocation Fund (the "Asset Allocation Fund"), a separate series of The Montgomery Funds II, in exchange for shares of the Asset Allocation Fund (the "Asset Allocation Fund Shares") of equivalent value, (ii) the pro rata distribution of those Asset Allocation Fund Shares to the shareholders of the Equity Income Fund in full redemption of those shareholders' shares in the Equity Income Fund, and (iii) the immediate liquidation and termination of the Equity Income Fund, all as described in the accompanying Combined Proxy Statement and Prospectus.


                 [ ]  FOR           [ ]  AGAINST             [ ]  ABSTAIN

And, in their discretion, to transact any other business that may lawfully come before the meeting or any adjournment(s) thereof.

         This proxy is solicited on behalf of the board of trustees and will be voted as you direct on this form. If no direction is given, this proxy will be voted FOR the proposal.




                                                Dated: ___________________, 2000


                                      __________________________________________
                                                        Signature of Shareholder


                                      __________________________________________
                                                        Signature of Shareholder


When shares are registered jointly in the names of two or more persons, ALL must sign. Signature(s) must correspond exactly with the name(s) shown. Please sign, date and return promptly in the enclosed envelope.

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this __ day of ___________, 1999, by The Montgomery Funds ("TMF"), a Massachusetts business trust, for itself and on behalf of the Montgomery Equity Income Fund (the "Acquired Fund"), a series of TMF, and by The Montgomery Funds II ("TMF II"), a Delaware business trust, for itself and on behalf of the Montgomery U.S. Asset Allocation Fund (the "Acquiring Fund"), a series of TMF II.

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Montgomery Growth Fund, a series of TMF an underlying fund of the Acquiring Fund ("Underlying Fund"), and that the Underlying Fund assume the Stated Liabilities (as defined in paragraph 1.3) of the Acquired Fund, in exchange for Class R and Class P shares of the Acquiring Fund (collectively, "Acquiring Fund Shares"), and that these Acquiring Fund Shares be distributed immediately after the Closing, as defined in this Agreement, by the Acquired Fund to its shareholders in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.       REORGANIZATION OF ACQUIRED FUND

         1.1 Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2 (the "Fund Assets") to the Underlying Fund and the Underlying Fund shall assume the Acquired Fund's Stated Liabilities. The Underlying Fund shall, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquiring Fund full and fractional shares of the Underlying Fund, the number of which shall be determined by (i) dividing (a) the net asset value of the Acquired Fund Assets attributable to the Class R shares of the Acquired Fund ("Acquired Class R Shares"), net of the Acquired Fund's Stated Liabilities attributable to the Acquired Class R Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one Class R share of the Underlying Fund computed in the manner and as of the time and date set forth in paragraph 2.2, and by (ii) dividing (a) the net asset value of the Acquired Fund Assets attributable to the Class P shares of the Acquired Fund ("Acquired Class P Shares"), net of the Acquired Fund's Stated Liabilities attributable to the Acquired Class P Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one Class P share of the Underlying Fund computed in the manner and as of the time and date set forth in paragraph 2.2.

         The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Fund full and fractional Acquiring Fund Shares, the number of which shall be determined by (i) dividing (a) the net asset value of the Acquired Fund Assets attributable to the Acquired Class R Shares that were assigned, delivered and otherwise transferred to the Underlying Fund, net of the Acquired Fund's Stated Liabilities attributable to the Acquired Class R Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one Class R share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2., and by (ii) dividing the net asset value of the Acquired Fund Assets attributable to the Acquired Class P Shares that were assigned, delivered and otherwise transferred to the Underlying Fund, net of the Acquired Fund's Stated Liabilities attributable to the Acquired Class P Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one Class P share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph
2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the "Closing"). Immediately following the Closing, the Acquired Fund shall distribute the Acquiring Fund Shares to the respective Class R and Class P shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the "Reorganization."

         1.2 (a) With respect to the Acquired Fund, the Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund's books on the Closing Date.

                  (b) Before the Closing Date, the Acquired Fund will provide the Underlying Fund with a schedule of its assets and its known liabilities, and the Underlying Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Underlying Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Fund's Fund Assets before the Closing Date but will not, without the prior approval of the Underlying Fund, acquire any additional securities other than securities which the Underlying Fund is permitted to purchase in accordance with its stated investment objective and policies. Before the Closing Date, the Underlying Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule which the Underlying Fund would not be permitted to hold, pursuant to its stated investment objective and policies or otherwise. If the Acquired Fund holds any investments that the Underlying Fund would not be permitted to hold under its stated investment objective or policies, the Acquired Fund, if requested by the Underlying Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Underlying Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Underlying Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Underlying Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

         1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Underlying Fund will assume all liabilities and obligations reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the administrator of TMF as of the Applicable Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period ("Stated Liabilities"). The Underlying Fund shall assume only the Stated Liabilities of the Acquired Fund, and no other liabilities or obligations, whether absolute or contingent, known or unknown, accrued or unaccrued.

         1.4 Immediately following the Closing, the Acquired Fund will distribute the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 pro rata to its Class R and Class P shareholders of record determined as of the close of business on the Closing Date ("Acquired Fund Investors") in complete liquidation of the Acquired Fund. That distribution will be accomplished by an instruction, signed by an appropriate officer of TMF, to transfer the Acquiring Fund Shares then credited to the Acquired Fund's account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of record of the Acquired Fund Investors and representing the respective pro rata number of Class R and Class P shares of the Acquiring Fund due such Acquired Fund Investor based on the respective net asset values per share of the Class R and Class P shares of the Acquired Fund. All issued and outstanding shares of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund's books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Acquiring Fund Shares after the Closing as determined in accordance with paragraph 1.l.

         1.5 If any request shall be made for a change of the registration of shares of the Acquiring Fund to another person from the account of the stockholder in which name the shares are registered in the records of the Acquired Fund, it shall be a condition of such registration of shares that there be furnished to the Acquiring Fund an instrument of transfer properly endorsed, accompanied by appropriate signature guarantees and otherwise in proper form for transfer and that the person requesting such registration shall pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or is not applicable.

         1.6 Following the transfer of assets by the Acquired Fund to the Underlying Fund, the assumption of the Acquired Fund's Stated Liabilities by the Underlying Fund, and the distribution by the Acquired Fund of the Acquiring Fund Shares received by it pursuant to paragraph 1.4, TMF shall terminate the qualification, classification and registration of the Acquired Fund with all appropriate federal and state agencies. Any reporting or other responsibility of TMF is and shall remain the responsibility of TMF up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.       VALUATION

         2.1 The value of the Acquired Fund's Fund Assets shall be the value of those assets computed as of the time at which its net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund or the Underlying Fund's then-current respective Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the "Applicable Valuation Date").

         2.2 The net asset value of each share of the Acquiring Fund and the Underlying Fund shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Fund and the Underlying Fund's then-current respective Prospectus and Statement of Additional Information.

         2.3 All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund and the Underlying Fund's administrator in accordance with its regular practice as pricing agent. The Acquiring Fund and the Underlying Fund shall cause their administrator to deliver a copy of their respective valuation report to TMF and to the Acquired Fund at the Closing.

3.       CLOSING(S) AND CLOSING DATE

         3.l The Closing for the Reorganization shall occur on February __, 2000, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a "Closing Date"). The Closing(s) shall be held at the offices of Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104 or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., local time on the Closing Date unless otherwise provided.

         3.2 The Underlying Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's Fund Assets have been delivered in proper form to the Underlying Fund on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

         3.3 Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of TMF or TMF II, accurate appraisal of the value of the net assets of the Acquiring Fund, the Underlying Fund or the Acquired Fund is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.       COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

         4.1 With respect to the Acquired Fund, TMF has called or will call a meeting of Acquired Fund shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Fund's liquidating distribution of Acquiring Fund Shares contemplated hereby, and for TMF to terminate the Acquired Fund's qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Fund. TMF, on behalf of the Acquired Fund, shall prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with that meeting.

         4.2 TMF, on behalf of the Acquired Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         4.3 TMF, on behalf of the Acquired Fund, will assist the Underlying Fund in obtaining such information as the Underlying Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

         4.4 Subject to the provisions hereof, TMF, on its own behalf and on behalf of the Underlying Fund and the Acquired Fund, and TMF II, on its own behalf and on the behalf of the Acquiring Fund will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

         4.5 TMF, on behalf of the Acquired Fund, shall furnish to the Underlying Fund on the Closing Date, a final statement of the total amount of the Acquired Fund's assets and liabilities as of the Closing Date.

         4.6 TMF II, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), relating to the Acquiring Fund Shares (the "Registration Statement"). TMF, on behalf of the Acquired Fund, has provided or will provide the Acquiring Fund with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary for the preparation of the Registration Statement.

         4.7 As soon after the Closing Date as is reasonably practicable, TMF, on behalf of the Acquired Fund: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Fund required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

         4.8 Following the transfer of Fund Assets by the Acquired Fund to the Underlying Fund and the assumption of the Stated Liabilities of the Acquired Fund by the Underlying Fund in exchange for Acquiring Fund Shares as contemplated herein, TMF will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and other applicable requirements.

5.       REPRESENTATIONS AND WARRANTIES

         5.1 TMF II, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

                  (a) TMF II was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940 (the "1940 Act") and is validly existing under the laws of the State of Delaware, and the Declaration of Trust directs the Trustees to manage the affairs of TMF II and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF II's business as currently conducted by TMF II and as described in the current prospectuses of TMF II. TMF II is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

                  (b) The Registration Statement, including the current prospectus and statement of additional information of the Acquiring Fund, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  (c) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by TMF II for itself and on behalf of the Acquiring Fund does not and will not (i) violate TMF II's Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument, to which TMF II is a party or by which its properties or assets are bound;

                  (d) Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to TMF II's knowledge, threatened against TMF II or its business, the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect TMF II or the Acquiring Fund's financial condition or the conduct of their business. TMF II knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares;

                  (f) The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of TMF II, the Trustees and the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of TMF II and the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

                  (g) On the effective date of the Registration Statement, at the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by TMF II with respect to the Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

                  (h) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by TMF II, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by TMF II for itself and on behalf of the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date;

                  (i) The Statement of Assets and Liabilities, Statement of Operations and Statements of Changes in Net Assets of the Acquiring Fund as of and for the year ended June 30, 1999, audited by _______________________ (copies of which have been or will be furnished to the Acquired Fund) fairly present, in all material respects, the Acquiring Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such dates there were no liabilities of the Acquiring Fund (contingent or otherwise) known to TMF II that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (j) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business; or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (j), neither a decline in the Acquiring Fund's net asset value per share nor a decrease in the Acquiring Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (k) For each full and partial taxable year from its inception through the Closing Date, the Acquiring Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status; and

                  (1) All federal and other tax returns and reports of TMF II and the Acquiring Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by TMF II or the Acquiring Fund shall have been paid so far as due, and to the best of TMF II's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return.

         5.2 TMF, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund and Underlying Fund as follows:

                  (a) TMF was duly created pursuant to its Agreement and Declaration of Trust by the Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of TMF and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF's business as currently conducted by TMF and as described in the current prospectuses of TMF. TMF is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

                  (b) All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                  (c) The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by TMF for itself and on behalf of the Acquired Fund does not and will not (i) violate TMF's Agreement and Declaration of Trust or By-Laws, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which TMF is a party or by its properties or assets are bound;

                  (d) Except as previously disclosed in writing to the Acquiring Fund and the Underlying Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to TMF's knowledge, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquired Fund's financial condition or the conduct of its business, TMF knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

                  (e) The Statement of Assets and Liabilities, Statements of Operations and Statements of Changes in Net Assets of the Acquired Fund as of and for the period ended June 30, 1999, audited by _____________________ (copies of which have been or will be furnished to the Acquiring Fund and the Underlying Fund) fairly present, in all material respects, the Acquired Fund's financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to TMF that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

                  (f) Since the date of the most recent audited financial statements, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund and the Underlying Fund, prior to the Closing Date (for the purposes of this subparagraph (f), neither a decline in the Acquired Fund's net asset value per share nor a decrease in the Acquired Fund's size due to redemptions shall be deemed to constitute a material adverse change);

                  (g) All federal and other tax returns and reports of TMF and the Acquired Fund required by law to be filed on or before the Closing Date shall have been filed, and all taxes owed by TMF or the Acquired Fund shall have been paid so far as due, and to the best of TMF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

                  (h) For each full and partial taxable year from its inception through the Closing Date, the Acquired Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

                  (i) At the Closing Date, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Fund Assets hereunder, and upon delivery and payment for such Fund Assets as contemplated herein, the Underlying Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

                  (j) The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of TMF, the Trustees and the Acquired Fund, and this Agreement will constitute a valid and binding obligation of TMF and the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

                  (k) From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund's Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by TMF II with respect to the Acquiring Fund): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by TMF, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

                  (1) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by TMF, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by TMF for itself and on behalf of the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

         The obligations of TMF II to consummate the Reorganization with respect to the Acquired Fund shall be subject to the performance by TMF II, for itself and on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Acquiring Fund:

         6.1 All representations and warranties of TMF II with respect to the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

         6.2 TMF II, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by TMF II's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of TMF II with respect to the Acquiring Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

         6.3 Unless waived by the Acquired Fund, the Acquired Fund shall have received at the Closing a favorable opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to TMF II, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

                  (a)  TMF  II  is  a  duly  registered,   open-end,  management
         investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquiring Fund is a separate portfolio of TMF II, which is a business trust duly created pursuant to its Agreement and Declaration of Trust, is legally existing and in good standing under the laws of the State of Delaware and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of TMF II and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF II's business as described in the current prospectuses of TMF II; (c) this Agreement has been duly authorized, executed and delivered by TMF II on behalf of TMF II and the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Fund, is a valid and binding obligation of TMF II, enforceable against TMF II in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; (d) the Acquiring Fund Shares to be issued to the Acquired Fund and then distributed to the Acquired Fund Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; (e) the Registration Statement has become effective with the SEC and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened; (f) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and (g) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to TMF II or the Acquiring Fund or any of their properties or assets and neither TMF II nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

         6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts described in the prospectus of the Acquiring Fund delivered to the Acquired Fund pursuant to paragraph 4.1 and in the Proxy Materials.

         6.5 With respect to the Acquiring Fund, the Board of Trustees of TMF II shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

         The obligations of TMF to consummate the Reorganization with respect to the Acquiring Fund shall be subject to the performance by TMF of all the obligations to be performed by it hereunder, with respect to the Acquired Fund, on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of TMF with respect to the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

         7.2 TMF, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund and the Underlying Fund at the Closing a certificate executed on behalf of the Acquired

Fund, by TMF's President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of TMF with respect to the Acquired Fund made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Fund shall reasonably request.

         7.3 Unless waived by the Acquiring Fund and the Underlying Fund, the Acquiring Fund and the Underlying Fund shall have received at the Closing a favorable opinion from Paul, Hastings, Janofsky & Walker LLP, counsel to TMF, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund and the Underlying Fund, substantially to the effect that:

                  (a) TMF is a duly registered,  open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; (b) the Acquired Fund is a separate portfolio of TMF, which is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and the Agreement and Declaration of Trust directs the Trustees to manage the affairs of TMF and grants them all powers necessary or desirable to carry out such responsibility, including administering TMF's business as described in the current prospectuses of TMF; (c) this Agreement has been duly authorized, executed and delivered by TMF on behalf of TMF and the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Fund and the Underlying Fund, is a valid and binding obligation of TMF, enforceable against TMF in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; (d) no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the
         Reorganization with respect to the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and (e) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to TMF or the Acquired Fund or any of their properties or assets and neither TMF nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business.

         7.4 With respect to the Acquired Fund, the Board of Trustees of TMF shall have determined that the Reorganization is in the best interests of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Fund and the Acquired Fund:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of TMF's Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund and the Underlying Fund.

         8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

         8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by TMF, on behalf of the Underlying Fund or the Acquired Fund, and by TMF II, on behalf of the Acquiring Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund , the Underlying Fund or the Acquired Fund.

         8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund's shareholders substantially all of the Acquired Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and substantially all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryover).

         8.6 The Montgomery Funds shall have received the opinion of Paul, Hastings, Janofsky & Walker LLP addressed to the Acquiring Fund, the Underlying Fund and the Acquired Fund (and based on customary representation certificates from TMF, TMF II, the

Acquiring Fund, the Underlying Fund and the Acquired Fund) substantially to the effect that, for federal income tax purposes:

                  (a) the transfer by the Acquired Fund of the Fund Assets to the Underlying Fund in exchange for the Acquiring Fund Shares and the assumption by the Underlying Fund of the Stated Liabilities will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund, the Underlying Fund and the Acquired Fund each are a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Underlying Fund upon the receipt of Fund Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Underlying Fund of the Stated Liabilities; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Fund Assets to the Underlying Fund and the assumption by the Underlying Fund of the Stated Liabilities in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (e) the aggregate tax basis for the Acquiring Fund Shares received by each of the Acquired Fund Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund Investors will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder (provided the Acquired Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the Acquired Fund assets acquired by the Underlying Fund will be same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund in the hands of the Underlying Fund will include the period during which those assets were held by the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund, the Underlying Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.6.

9.       EXPENSES

         9.1 Except as may be otherwise provided herein, each of the Acquired Fund and the Acquiring Fund shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by the Acquired Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Fund; (iv) fees and expenses of the Acquired Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Fund's portfolio on the Applicable Valuation Date. Montgomery Asset Management, LLC, has agreed to reimburse the Acquired Fund for the expenses listed in items (i), (ii), (iii) (iv) and (v) above. The expenses payable by the Acquiring Fund hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Fund's custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Fund's portfolio on the Applicable Valuation Date. Montgomery Asset Management, LLC, has agreed to reimburse the Acquiring Fund for the expenses listed in items (i), (ii), (iii), (iv) and (v) above.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein.

11.      TERMINATION

         11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by the mutual written consent of the Acquiring Fund, the Underlying Fund and the Acquired Fund.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of TMF, acting on behalf of the Acquired Fund and the Underlying Fund and by the authorized officers of TMF II, acting on behalf of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be to the Acquired Fund Investors under this Agreement to the detriment of such Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investors' further approval except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Fund, the Underlying Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For TMF, on behalf of itself and the
Acquired Fund and/or the Underlying
Fund or for TMF II, on behalf of
itself and the Acquiring Fund:

The Montgomery Funds
101 California Street
San Francisco, California 94111
Attention:        ______________

                  ______________

         With a copy to:

                  David A. Hearth, Esq.
                  Paul, Hastings, Janofsky & Walker LLP
                  345 California St., 29th Floor
                  San Francisco, California 94104

14.      HEADINGS;  COUNTERPARTS;  GOVERNING  LAW;  ASSIGNMENT;   LIMITATION  OF
         LIABILITY

         14.1 The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms "hereto", "hereunder", "herein" or "hereof" are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

The Montgomery Funds,
for itself and on behalf of
the Montgomery Equity Income Fund

By:    /s/ Dulce Daclison
       -------------------
       Dulce Daclison
       Assistant Vice President

The Montgomery Funds,
for itself and on behalf of
the Montgomery Growth Fund

By:    /s/ Dulce Daclison
       -------------------
       Dulce Daclison
       Assistant Vice President

The Montgomery Funds II,
for itself and on behalf of
the Montgomery U.S. Asset Allocation Fund

By:    /s/ Dulce Daclison
       ---------------------
       Dulce Daclison
       Assistant Vice President

                    -----------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            FOR THE REORGANIZATION OF

                          MONTGOMERY EQUITY INCOME FUND

                                      INTO

                      MONTGOMERY U.S. ASSET ALLOCATION FUND

                    -----------------------------------------

                             THE MONTGOMERY FUNDS II

                         ------------------------------

                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                 -----------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY __, 2000
                     FOR REGISTRATION STATEMENT ON FORM N-14

                  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus dated January __, 2000, which has been filed by The Montgomery Funds II (the "Trust") in connection with a Special Meeting of Shareholders of the Montgomery Equity Income Fund (the "Equity Income Fund"), a series of The Montgomery Funds ("TMF"), that has been called to vote on an Agreement and Plan of Reorganization (and the transactions contemplated thereby). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing The Montgomery Funds II at the address indicated above or by calling toll-free
(800) 572-FUND [3863].

                  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

                  Further information about the Trust, TMF, the Equity Income Fund, and the Montgomery U.S. Asset Allocation Fund (the "Asset Allocation Fund"), a series of TMF II, (collectively, the "Funds") is contained in the Funds' Combined Prospectus (including other series of The Montgomery Funds and The Montgomery Funds II) dated October 31, 1999, and the Annual Report for the Funds (including other series of The Montgomery Funds and The Montgomery Funds
II) for the fiscal year ended June 30, 1999. The Funds' Statement of Additional Information (including other series of The Montgomery Funds and The Montgomery Funds II), dated October 31, 1999, is incorporated by reference in this Statement of Additional Information and is available without charge by calling the Montgomery Funds toll-free at (800) 572-FUND [3863].


          Pro-forma financial statements are attached hereto as Exhibit A.

                                TABLE OF CONTENTS

                                                                            Page

General Information ........................................................ B-3
Exhibit A ...................................................................B-4

                               GENERAL INFORMATION

                  The shareholders of the Equity Income Fund are being asked to approve a form of Agreement and Plan of Reorganization (the "Plan") combining the Equity Income Fund into the Asset Allocation Fund (and the transactions contemplated thereby). The Plan contemplates the transfer of all of the assets and liabilities of the Equity Income Fund as of the Effective Date to the Montgomery Growth Fund, an underlying fund of the Asset Allocation Fund, and the assumption by the Growth Fund of the liabilities of the Equity Income Fund, in exchange for Class R and Class P shares of the Asset Allocation Fund. Immediately after the Effective Date, the Equity Income Fund will distribute to its Class R and Class P shareholders of record as of the close of business on the Effective Date the Class R and Class P shares of the Asset Allocation Fund received. The shares of the Asset Allocation Fund that will be issued for distribution to the Equity Income Fund's shareholders will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Equity Income Fund held as of the Closing Date. The Trust will then take all necessary steps to terminate the qualification, registration and classification of the Equity Income Fund. All issued and outstanding shares of the Equity Income Fund will be canceled on the Equity Income Fund's books. Shares of the Asset Allocation Fund will be represented only by book entries; no share certificates will be issued.

                  A Special Meeting of the Equity Income Fund's shareholders to consider the transaction will be held at the offices of the Trust, 101 California Street, 35th Floor, San Francisco, California 94111 on February __, 2000 at 10 a.m., local time.

                  For  further  information  about  the  transaction,   see  the
Combined Proxy Statement and Prospectus. For further information about the Trust, The Montgomery Funds, the Equity Income Fund and the Asset Allocation Fund, see the Funds' Combined Statement of Additional Information, dated October 31, 1999, which is available without charge by calling the Trust at (800) 572-FUND [3863].

                                    Exhibit A

                         Pro Forma Financial Statements

                  [To be completed by Pre-Effective Amendment]

                    -----------------------------------------


                                     PART C

                             THE MONTGOMERY FUNDS II
                                OTHER INFORMATION

                    -----------------------------------------

                             THE MONTGOMERY FUNDS II

                         -------------------------------

                                    FORM N-14

                         -------------------------------

                                     PART C


                         -------------------------------



                  ITEM 15. INDEMNIFICATION

         Article VII, Section 3 of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustee, officers, and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issues.

ITEM 16  EXHIBITS

         (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No.37 to Registration Statement N-1A (the "Registration Statement"), as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 37") under File Nos. 33-69686 and 811-8064.

         (2) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 37.

         (3)      Voting Trust Agreement - Not applicable.

         (4) Form of Agreement and Plan of Reorganization is included in Part A.

         (5)      Specimen Share Certificate - Not applicable.

         (6) Investment Advisory Contracts--Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 22").

         (7)(A) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 22.

         (7)(B)   Form of Selling Group Agreement - No applicable.

         (8)      Benefit Plan(s) - Not applicable.

         (9)      Custody    Agreement   is   incorporated   by   reference   to
                  Post-Effective Amendment No. 37.

         (10) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 37.

         (11) Consent and Opinion of Counsel as to legality of shares Plan is incorporated by reference to Post-Effective Amendment No. 49 as filed with the Commission on October 29, 1999.

         (12)     Opinion and Consent as to Tax Matters - Not applicable.

         (13)(A) Form of Administrative Services Agreement is incorporated by reference to Post-Effective Amendment No. 22.

         (13)(B) 18f-3 Plan - Form of Amended and Restated Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 37.

         (14)     Independent Auditors' Consent - Not applicable.

         (15)     Not Applicable.

         (16)     Power of Attorney - File herewith.

         (17)     Not Applicable.

ITEM 17. UNDERTAKINGS.

         (1) Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

                  As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of San Francisco and State of California, on the 23rd day of November, 1999.

                                      THE MONTGOMERY FUNDS II

                                      George A. Rio*
                                      ------------------------------------------
                                      George A. Rio
                                      President and Principal Executive Officer;
                                      Treasurer and Principal Financial and
                                      Accounting Officer

As required by the Securities Act of 1933, this registration  statement has been signed by the following persons in the capacities and on the dates indicated:.
SIGNATURE                             TITLE                                DATE
---------                             -----                                ----
George A. Rio*                        President and                        November 23, 1999
------------------                    Principal Executive Officer;
George A. Rio                         Treasurer and Principal
                                      Financial and Accounting Officer


R. Stephen Doyle*                     Chairman of the                      November 23, 1999
------------------                    Board of Trustees
R. Stephen Doyle

Andrew Cox.*                          Trustee                              November 23, 1999
-----------------
Andrew Cox

Cecilia H. Herbert*                   Trustee                              November 23, 1999
-----------------
Cecilia H. Herbert

John A. Farnsworth*                   Trustee                              November 23, 1999
-----------------
John A. Farnsworth


*By: /s/ David A. Hearth
    ---------------------------------
    David A. Hearth, Attorney-in-Fact
    Pursuant to Power of Attorney
    filed herewith

                                                     SEC File No. 333-__________

                             THE MONTGOMERY FUNDS II

                                    FORM N-14

                                  EXHIBIT INDEX

Number                     Exhibit
------                     -------

16                         Power of Attorney

                                   EXHIBIT 16

                                Power of Attorney


                                      C-7